Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Long-term Debt [Abstract]
Interest Expense of Long-term Debt
For the year ended
December 31, 2014

Interest expense at an annual rate of 2.50%	$15,981
Interest expense at an annual rate of 0.50%	$1,042
Interest expense at an annual rate of 1.75%	$3,614
Amortization of debt issuance costs	$3,373

Total interest expense	$24,010

December 31, 2013

Interest expense at an annual rate of 2.50%	$4,808
Amortization of debt issuance costs	$743

Total interest expense	$5,551